EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the periods described (in US$ thousands except shares and per share amounts):

Date	Transaction Detail	Change in Shares	Quarter ended September 30, 2021 Weighted Average Ordinary Shares Outstanding
June 30, 2021	Beginning Balance		91,126,486
August 14, 2021	Restricted Stock Vesting	242,017	123,639
September 30, 2021	Ending Balance		91,250,125

Date	Transaction Detail	Change in Shares	Year-to-date period ended September 30, 2021 Weighted Average Ordinary Shares Outstanding
December 31, 2020	Beginning Balance		87,777,553
June 1, 2020	SAPESCO - NESR ordinary share consideration (issued January 14, 2021) (1)	2,237,000	2,237,000
December 31, 2020	SAPESCO - Additional Earn-Out Shares (issued January 14, 2021) (2)	145,039	145,039
February 23, 2021	Restricted Stock Vesting	87,905	70,517
March 16, 2021	Restricted Stock Vesting	316,781	229,753
March 18, 2021	Restricted Stock Vesting	288,329	207,005
December 31, 2020	SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020; all but 7,268 issued on June 8, 2021) (3)	157,702	157,702
March 31, 2021	SAPESCO - Contingently Issuable Shares (contingency resolved at March 31, 2021; issued on June 8, 2021) (3)	113,215	75,891
June 8, 2021	SAPESCO - Customer Receivables Earn-Out Shares (contingency resolved and issued both on June 8, 2021)	2,962	1,237
August 14, 2021	Restricted Stock Vesting	242,017	41,666
September 30, 2021	Ending Balance		90,943,363

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021 pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since June 1, 2020.
(2)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 145,039 shares, relating to the quarter ended March 31, 2021 issuance of Additional Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since December 31, 2020.
(3)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 270,917 shares, relating primarily to the actual/expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since the conditions for issuance were satisfied.

	Quarter ended September 30, 2021			Year-to-date period ended September 30, 2021
	Undistributed & distributed earnings to common shareholders	Common shares	EPS	Undistributed & distributed earnings to common shareholders	Common shares	EPS
Basic EPS - common shares	$1,931	91,250,125	$0.02	$21,224	90,943,364	$0.23
Restricted Stock Units	-	891,775		-	976,002
Antidilution sequencing - subtotal	1,931	92,141,900	$0.02	21,224	91,919,366	$0.23
Decrease/(increase) in the fair value of the warrants	-			-
0 (zero) Private Warrants @ $5.75 per half share		-			-
35,540,380 Public Warrants @ $5.75 per half share		974,586			1,369,132
Antidilution sequencing - subtotal	1,931	93,116,486	$0.02	21,224	93,288,498	$0.23

Diluted EPS - common shares	$1,931	93,116,486	$0.02	$21,224	93,288,498	$0.23

Warrants that could be converted into as many as 16,795,604 and 16,401,058 ordinary shares were excluded from common shares at September 30, 2021 quarter-to-date and September 30, 2021 year-to-date, respectively, as they were assumed repurchased upon exercise of the warrants. In addition to these warrants, the Company also had 1,340,984 and 1,227,646 restricted stock units excluded from common shares at September 30, 2021 quarter-to-date and September 30, 2021 year-to-date, respectively, as they were also assumed repurchased through the impact of unrecognized share-based compensation cost.

Quarter and year-to- date periods ended September 30, 2020

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the periods described (in US$ thousands except shares and per share amounts):

Date	Transaction Detail	Change in Shares	Quarter ended September 30, 2020 Weighted Average Ordinary Shares Outstanding
June 30, 2020	Beginning Balance		87,495,221
June 1, 2020	Shares to be issued in SAPESCO transaction (Note 5) (1)	2,237,000	2,237,000
August 14, 2020	Vesting of restricted share units	282,332	144,235
September 30, 2020	Ending Balance		89,876,456

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.

Date	Transaction Detail	Change in Shares	Year-to-date period ended September 30, 2020 Weighted Average Ordinary Shares Outstanding
December 31, 2019	Beginning Balance		87,187,289
March 18, 2020	Restricted stock vesting	307,932	220,273
June 1, 2020	Shares to be issued in SAPESCO transaction (Note 5) (1)	2,237,000	996,036
August 14, 2020	Restricted stock vesting	282,332	48,429
September 30, 2020	Ending Balance		88,452,027

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.

	Quarter ended	Year-to-date period ended
Shares for Use in Allocation of Participating Earnings:	September 30, 2020	September 30, 2020

Weighted average ordinary shares outstanding	89,876,456	88,452,027
Non-vested, participating restricted shares	869,424	869,424
Shares for use in allocation of participating earnings	90,745,880	89,321,451

SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

Basic earnings per share (EPS):

	Quarter ended	Year-to-date Period Ended
	September 30, 2020	September 30, 2020

Net income	$11,666	$34,127
Less dividends to:
Ordinary Shares	-	-
Non-vested participating shares	-	-
Total Undistributed Earnings	$11,666	$34,127

	Quarter ended	Year-to-date period ended
	September 30, 2020	September 30, 2020

Allocation of undistributed earnings to Ordinary Shares	$11,554	$33,795
Allocation of undistributed earnings to Non-vested Shares	112	332
Total Undistributed Earnings	$11,666	$34,127

	Quarter ended	Year-to-date period ended
Ordinary Shares:	September 30, 2020	September 30, 2020

Distributed Earnings	$-	$-
Undistributed Earnings	0.13	0.38
Total	$0.13	$0.38

Diluted earnings per share (EPS):

	Quarter ended September 30, 2020			Year-to-date period ended September 30, 2020
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

Basic EPS	$11,554	89,876,456	$0.13	$33,795	88,452,027	$0.38

Add-back:
Undistributed earnings allocated to non-vested shareholders	112	-		332	-
0 (zero) Private Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-
35,540,380 Public Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-

Less:
Undistributed earnings reallocated to non-vested shareholders	(112)	-		(332)	-

Diluted EPS — Ordinary shares	$11,554	89,876,456	$0.13	$33,795	88,452,027	$0.38

(1)	Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at September 30, 2020. These warrants are anti-dilutive at current market prices. In addition to these warrants, the Company also has 1,119,905 restricted stock units that are non-participating at September 30, 2020.